Summary of Significant Accounting Policies - Schedule of Revenue from External Customers by Geographic Areas (Details) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 60,228			$ 231,231			$ 474,546	$ 940,459	$ 1,284,437	$ 3,099,608
Total Net Loss	$ (934,299)	$ (1,506,237)	$ (1,295,492)	$ (1,425,610)	$ (1,993,018)	$ (1,400,957)	$ (3,736,028)	$ (4,819,585)	(6,956,815)	(5,678,418)
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues									1,272,772	3,099,608
Total Net Loss									(1,559,766)	(499,101)
U.S [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues									11,665
Total Net Loss									$ (5,397,049)	$ (5,179,317)